Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ING SERIES FUND INC
Prospectus Date	rr_ProspectusDate	Feb. 28, 2013
Document Creation Date	dei_DocumentCreationDate	Jan. 10, 2014